UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21219

Investment Company Act File Number

Eaton Vance Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund II

June 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 160.0%

Security	Principal Amount (000’s omitted)	Value
Education — 12.6%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	$2,200	$2,437,644
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	565	615,212
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), 5.00%, 5/15/35	1,745	1,963,457
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,854,088
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	2,710	3,143,952
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	1,500	1,541,655
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,682,970
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	500	561,045
Tennessee School Bond Authority, 5.50%, 5/1/38	1,000	1,118,340
University of Virginia, 5.00%, 6/1/40	1,500	1,660,845

		$16,579,208

Electric Utilities — 3.5%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$330	$372,217
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,300	1,364,818
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	1,420	1,600,681
Unified Government of Wyandotte County/Kansas City, KS, Board of Public Utilities, 5.00%, 9/1/36	685	742,163
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	500	574,045

		$4,653,924

General Obligations — 14.0%
California, 5.00%, 12/1/30	$610	$702,690
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	1,680	1,804,673
Clark County, NV, 5.00%, 7/1/33	500	558,055
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	2,500	2,984,300
Hawaii, 5.00%, 12/1/29	2,500	2,896,600
Hawaii, 5.00%, 12/1/30	1,000	1,144,720
Mississippi, 5.00%, 10/1/36(1)	1,725	1,950,095
New York, 5.00%, 2/15/34(1)	2,750	3,101,725
New York, NY, 5.00%, 8/1/31	2,000	2,238,780
Oregon, 5.00%, 8/1/36	1,000	1,109,610

		$18,491,248

Hospital — 5.1%
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$870	$882,371
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	545	555,709
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	360	403,668
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,285	1,384,318
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	1,120	298,648
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	3,000	756,480

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	$615	$681,463
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	1,550	1,729,862

		$6,692,519

Industrial Development Revenue — 0.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$595	$601,616

		$601,616

Insured-Education — 6.5%
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$2,150	$2,611,777
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	1,555	1,686,491
University of South Alabama, (BHAC), 5.00%, 8/1/38	3,900	4,230,876

		$8,529,144

Insured-Electric Utilities — 8.2%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,091,030
Chelan County, WA, Public Utility District No. 1, (Columbia River), (NPFG), 0.00%, 6/1/23	6,335	4,857,424
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	735	811,161
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,205	2,249,629
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	1,595	1,813,962

		$10,823,206

Insured-Escrowed/Prerefunded — 5.7%
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	$450	$460,156
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	565	676,763
Philadelphia, PA, (AGC), Prerefunded to 7/15/16, 7.00%, 7/15/28	1,250	1,419,250
Washington, (AGM), Prerefunded to 7/1/16, 5.00%, 7/1/25	4,500	4,925,340

		$7,481,509

Insured-General Obligations — 6.8%
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	$750	$929,362
Coast Community College District, CA, (Election of 2002), (AGM), 0.00%, 8/1/33	12,000	4,463,880
Goodyear, AZ, (NPFG), 3.00%, 7/1/26	510	510,077
Palm Springs, CA, Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	2,750	3,067,185

		$8,970,504

Insured-Hospital — 19.2%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,750	$1,882,090
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,500	1,567,695
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	2,200	2,298,560
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	3,000	3,240,600
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	1,490	1,523,212
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,500	2,603,150

Security	Principal Amount (000’s omitted)	Value
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	$750	$791,318
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41	1,750	1,846,408
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,090	2,291,183
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	500	526,260
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,245	2,423,769
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	1,545	1,769,535
Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,300	2,583,130

		$25,346,910

Insured-Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,474,281

		$1,474,281

Insured-Lease Revenue/Certificates of Participation — 5.2%
Essex County, NJ, Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,245,540
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	310	351,680
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,250	3,605,680
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	1,500	1,612,155

		$6,815,055

Insured-Other Revenue — 1.6%
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/34	$2,540	$844,829
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,210,500

		$2,055,329

Insured-Solid Waste — 1.0%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$740	$863,587
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	425	492,265

		$1,355,852

Insured-Special Tax Revenue — 4.9%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,000	$2,789,280
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	3,031,846
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,440	588,078

		$6,409,204

Insured-Student Loan — 1.1%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,315	$1,464,739

		$1,464,739

Insured-Transportation — 23.6%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	$260	$288,772
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	400	446,356
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	180	198,360
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	100	110,796

Security	Principal Amount (000’s omitted)	Value
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	$1,585	$1,718,203
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	6,027,762
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,395,724
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,000	11,070,900
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/24	1,000	1,152,850
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	535	601,527
Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20(2)	13,885	4,342,950
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,194,565
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	255	282,627
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	290	319,441
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	1,750	1,978,235

		$31,129,068

Insured-Water and Sewer — 8.6%
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	$670	$760,638
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	420	476,818
Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	660	745,358
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	1,635	1,808,653
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/34	705	704,972
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,250	1,365,200
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33	435	482,337
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,246,550
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,205	2,517,382
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,220	1,220,134

		$11,328,042

Lease Revenue/Certificates of Participation — 6.2%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$2,235	$2,581,447
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	5,000	5,641,750

		$8,223,197

Other Revenue — 1.4%
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$1,300	$1,524,783
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	260	277,919

		$1,802,702

Senior Living/Life Care — 0.2%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$235	$260,368

		$260,368

Special Tax Revenue — 7.5%
Homewood, AL, City Board of Education, 5.00%, 4/1/32	$1,880	$2,062,304
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	940,027
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	465	521,953
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	1,710	1,913,969
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(3)	3,800	4,396,866

		$9,835,119

Security	Principal Amount (000’s omitted)	Value
Transportation — 12.4%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$640	$737,600
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	990	1,134,134
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,715	1,841,413
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	465	542,246
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	620	715,784
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	865	955,211
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,095	2,225,833
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,173,126
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	420	452,781
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/40	375	400,297
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	2,040	2,328,517
South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	1,000	1,111,110
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37	2,500	2,778,600

		$16,396,652

Water and Sewer — 3.1%
Chicago, IL, Water Revenue, 5.00%, 11/1/42	$1,000	$1,051,050
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,555	1,541,332
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	380	378,480
Detroit, MI, Water Supply System, 5.25%, 7/1/41	300	298,797
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/37	720	745,596

		$4,015,255

Total Tax-Exempt Municipal Securities — 160.0% (identified cost $197,792,977)		$210,734,651

Corporate Bonds & Notes — 0.0%(4)

Security	Principal Amount (000’s omitted)	Value
Transportation — 0.0%(4)
Las Vegas Monorail Co., Jr. Subordinated Notes, 3.00% to 12/31/15, 5.50%, 7/15/55(5)(6)(7)	$47	$6,256
Las Vegas Monorail Co., Sr. Secured Notes, 5.50%, 7/15/19(5)(6)	169	30,393

Total Corporate Bonds & Notes — 0.0%(4) (identified cost $12,906)		$36,649

Total Investments — 160.0% (identified cost $197,805,883)		$210,771,300

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (33.9)%		$(44,700,613)

Other Assets, Less Liabilities — (26.1)%		$(34,330,322)

Net Assets Applicable to Common Shares — 100.0%		$131,740,365

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

New York	12.7%
Others, representing less than 10% individually	87.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2014, 58.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 21.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,546,866.

(4)	Amount is less than 0.05%.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(7)	Security is in default and making only partial interest payments.

A summary of open financial instruments at June 30, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/14	44 U.S. Long Treasury Bond	Short	$(5,991,482)	$(6,036,250)	$(44,768)

At June 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $44,768.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$161,437,087

Gross unrealized appreciation	$18,329,454
Gross unrealized depreciation	(5,845,241)

Net unrealized appreciation	$12,484,213

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Securities	$—	$210,734,651	$—	$210,734,651
Corporate Bonds & Notes	—	—	36,649	36,649
Total Investments	$—	$210,734,651	$36,649	$210,771,300

Liability Description
Futures Contracts	$(44,768)	$—	$—	$(44,768)
Total	$(44,768)	$—	$—	$(44,768)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2014 is not presented.

At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 25, 2014